Significant Accounting Policies - Basis of Presentation (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net one-time benefit	$ 900
Measurement period adjustments recognized related to U.S. tax reform		$ 0	$ 100	$ 2,000
Other (income) and expense
Noncontrolling interest amounts, net of tax		$ 22	$ 25	$ 17
Cloud & Cognitive Software and Global Business Services
Segments impacted by realignment | segment		2